Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2060 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2060 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	26.64%
Annual Return 2020	17.97%
Annual Return 2021	16.47%
Annual Return 2022	(18.86%)